Schedule of Investments
December 30, 2022 (unaudited)
Greenwich Ivy Long-Short Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 50.98%

Air Courier Services - 1.03%
FedEx Corp. (3)			1,211	209,745

Aircraft - 0.38%
Boeing Co. (2) (3)			410	78,101

Auto Manufacturers - 0.07%
Aston Martin Lagonda Global Holdings PLC (United Kingdom) (2)			9,234	17,208

Biological Products (No Diagnostic Substances) - 3.65%
Achilles Therapeutics PLC (2)			71,927	64,734
Athira Pharma, Inc. (2)			16,420	52,052
Cardiff Oncology, Inc. (2)			50,968	71,355
Century Therapeutics, Inc. (2)			15,107	77,499
Exscientia plc (2)			9,442	50,326
Finch Therapeutics Group, Inc. (2)			140,288	67,338
Fusion Pharmaceuticals, Inc. (2)			20,419	64,320
Instil Bio, Inc. (2)			114,464	72,112
Invivyd, Inc. (2)			53,880	80,820
Precision Biosciences, Inc. (2)			58,363	69,452
TCR2 Therapeutics, Inc. (2)			71,616	71,530

				741,538

Cable & Other Pay Television Services - 1.03%
Comcast Corp. Class A (3)			5,966	208,631

Cigarettes - 0.77%
Altria Group, Inc. (3)			3,423	156,465

Computer Peripheral Equipment, Nec - 0.04%
Markforged Holding Corporation (2)			7,022	8,146

Computer Storage Devices - 0.43%
NetApp, Inc.			1,448	86,967

Construction - Special Trade Contractors - 0.09%
Matrix Service Co. (2)			2,870	17,851

Consumer Finance - 0.81%
ECN Capital Corp. (Canada)			80,220	163,465

Deep Sea Foreign Transportation of Freight - 0.93%
Atlas Corp.			12,219	187,439

Entertainment- 0.88%
Vivendi SE (2)			19,986	178,155

Entertainment Facilities - 0.25%
Thunderbird Entertainment Group, Inc. (Canada) (2)			20,004	50,510

Fabricated Plate Work (Boiler Shops) - 1.84%
Chart Industries, Inc. (2) (3)			3,240	373,345

Finance Services - 2.33%
CI Financial Corp.			17,903	178,572
Conduit Holdings, Ltd. (Bermuda) (2)			14,888	77,083
Euronext NV (2)			3,118	215,641

				471,296

Footware and Accessories - 0.46%
adidas AG (Germany) (2)			681	92,901

Furnishings, Fixtures & Appliances - 0.41%
Victoria PLC (United Kingdom) (2)			14,255	82,945

Gambling - 0.14%
Pollard Banknote, Ltd. (Canada)			1,949	27,513

Hotels & Motels - 0.95%
Accor SA (France) (2)			5,168	129,154
Travel & Leisure Co. (3)			1,738	63,263

				192,417

Internet Retail - 0.33%
Delivery Hero SE (Germany) (2)			1,376	65,948

Investment Advice - 1.67%
Apollo Global Management, Inc. Class A (3)			989	63,088
Carlyle Group, Inc. (3)			9,221	275,155

				338,243

Laboratory Analytical Instruments - 0.35%
EyePoint Pharmaceuticals, Inc. (2)			20,166	70,581

Media & Entertainment - 0.11%
Warner Bros. Discovery, Inc. Series A			2,260	21,425

Mobile Homes - 1.75%
Cavco Industries, Inc. (3)			789	178,511
Skyline Champion Corporation (3)			3,417	176,010

				354,521

Motor Vehicles & Passenger Car Bodies - 0.55%
Stellantis N.V. (Netherlands) (3)			7,800	110,760

Motors & Generators - 1.11%
Generac Holdings Inc. (2)			2,239	225,378

National Commercial Banks - 4.69%
Fifth Third Bancorp			6,632	217,596
JPMorgan Chase & Co. (3)			2,010	269,541
KeyCorp (2)			9,357	162,999
PNC Financial Services Group, Inc. (2)			1,896	299,454

				949,590

Oil & Gas - 0.41%
Parex Resources, Inc. (Canada)			3,793	56,428
Whitecap Resources, Inc. (Canada)			3,296	26,135

				82,563

Oil & Gas Field Services, NEC- 0.60%
Core Laboratories N.V (Netherlands)			5,976	121,134

Operative Builders - 0.53%
M.D.C. Holdings, Inc. (3)			3,397	107,345

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.17%
Smith & Nephew PLC			8,836	237,600

Pharmaceutical Preparations - 2.64%
Biohaven Ltd. (2)			1,018	14,130
Chimerix, Inc. (2)			32,051	59,615
Connect Biopharma Holdings Limited (2)			14,588	12,659
Cyteir Therapeutics, Inc. (2)			39,828	65,716
EQRx, Inc. (2)			23,690	58,277
I-Mab (2)			5,764	24,094
Nkarta, Inc. (2)			11,332	67,879
Pardes Biosciences, Inc. (2)			47,088	79,579
Syros Pharmaceuticals, Inc. (2)			23,261	83,507
XBiotech Inc. (2)			19,651	68,975

				534,431

Pipe Lines (No Natural Gas) - 0.56%
Enbridge, Inc. (Canada)			2,883	112,641

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.39%
PureCycle Technologies, Inc. (2)			11,796	79,741

Railroads, Line-Haul Operating - 0.71%
Canadian National Railway Co. (Canada)			1,218	144,635

Real Estate Agents & Managers - 0.25%
Opendoor Technologies Inc. (2)			43,952	50,984

Retail-Eating Places - 3.50%
Barratt Developments plc (2)			44,097	211,670
Bellway p.l.c. (2)			6,618	152,710
Persimmon plc (2)			13,588	200,043
Taylor Wimpey plc (2)			116,930	143,784

				708,207

Retail - Auto Dealers & Gasoline Stations - 0.50%
CarMax, Inc. (2)			1,654	100,712

Retail - Discretionary- 0.06%
Asos PLC (2)			2,053	12,678

Retail-Eating Places - 0.23%
Brinker International, Inc. (2) (3)			1,439	45,918

Semiconductors &Related Devices - 0.70%
Magnachip Semiconductor Corporation (2)			4,364	40,978
Micron Technology, Inc.			2,032	101,559

				142,537

Services-Amusement & Recreation Services - 0.49%
Madison Square Garden Entertainment Corp. Class A (2)			2,209	99,339

Services - Business Services, Nec - 2.73%
Fidelity National Information Services, Inc. (3)			7,327	497,137
Uber Technologies, Inc. (2) (3)			2,275	56,261

				553,398

Services - Computer Integrated Systems Design - 0.17%
ASA International Group PLC (United Kingdom) (2)			30,432	34,237

Services - Computer Processing & Data Preparation - 1.13%
E2open Parent Holdings, Inc. (2) (3)			21,370	125,442
Kyndryl Holdings, Inc. (2) (3)			9,275	103,138

				228,580

Services - Computer Programming, Data Processing, Etc. - 2.07%
Magnite, Inc. (2) (3)			5,611	59,420
Meta Platforms, Inc. Class A (2) (3)			1,955	235,265
Pinterest, Inc. Class A (2) (3)			3,483	84,567
TripAdvisor, Inc. Class A (2)			2,271	40,833

				420,085

Services - Health Services - 0.11%
Sema4 Holdings, Corp. (2)			80,841	21,326

Services - Miscellaneous Business Services - 0.26%
Sea, Ltd. ADR (2) (3)			1,007	52,394

Services - Prepackaged Software - 1.10%
Microsoft Corp. (3)			929	222,793

Specialty Chemicals - 1.00%
LANXESS AG (Germany) (2)			5,045	203,564

Sporting & Athletic Goods, NEC - 0.25%
American Outdoor Brands, Inc. (2) (3)			5,146	51,563

State Commercial Banks - 0.95%
Bank of New York Mellon Corp. (3)			4,233	192,686

Telephone Communications (No Radiotelephone) - 0.85%
AT&T, Inc. (3)			9,344	172,023

Utilities - 0.57%
Enel SpA (Italy) (2)			21,406	115,239

Total Common Stock			(Cost $ 10,769,627)	10,329,437

Exchange Traded Funds - (5) 41.60%

ARK Innovation ETF (2)			3,298	103,030
Industrial Select Sector SPDR Fund (2)			200	19,642
Invesco QQQ Trust (3)			2,040	543,211
iShares 20+ Year Treasury Bond ETF (3)			15,579	1,551,045
iShares MSCI Germany ETF (3)			2,586	63,952
iShares MSCI Japan ETF			3,985	216,943
PIMCO 25+ Year Zero Coupon US Treasury Index ETF (3)			4,482	391,368
SPDR S&P Software & Services ETF			6,046	657,321
Vanguard S&P 500 ETF (2)			2,812	987,968
Vanguard FTSE Europe ETF			1,926	106,778
WisdomTree Cloud Computing Fund ETF (2) (3)			151,036	3,787,983

Total Exchange Traded Funds			(Cost $ 8,645,711)	8,429,241

Real Estate Investment Trusts - 2.02%

Blackstone Mortgage Investment Trust, Inc. Class A			2,213	46,849
KKR Real Estate Finance Trust, Inc.			7,049	98,404
Store Capital Corp. (3)			7,566	242,566
Whitestone REIT Class B (3)			2,149	20,717

Total Real Estate Investment Trusts			(Cost $ 493,419)	408,536

Preferred Securities - 3.11%

Life Insurance - 0.11%
Metlife, Inc., 5.475%, Non-Cumulative Pfd, 02/09/2023			1,020	22,155

Electric & Other Services Combined - 0.10%
Duke Energy Corp., 5.750%, Cumulative Pfd, 06/15/2024			887	20,747

Fire, Marine & Casualty Insurance - 0.49%
Allstate Corp., 5.100%, Non-Cumulative Pfd, 10/15/2024 (2)			5,004	99,129

Real Estate Investment Trusts - 0.70%
Public Storage, 3.875%, Cumulative Pfd, 10/06/2025			5,449	88,655
Public Storage, 5.600%, Cumulative Pfd, 03/11/2024			2,323	54,103

				142,758
Security Brokers, Dealers & Flotation Companies - 0.76%
Goldman Sachs Group, Inc., 5.342%, Non-Cumulative Pfd, 12/09/2023 (2)			8,396	154,570

Telephone Communications (No Radiotelephone) - 0.95%
AT&T, Inc., 5.000%, Cumulative Pfd, 12/12/2024 (2)			5,600	102,760
AT&T, Inc., 4.750%, Cumulative Pfd, 02/18/2025 (2)			5,096	88,874

				191,634

Total Preferred Securities			(Cost $ 625,307)	630,993

Money Market Registered Investment Companies - 2.71%

First American Treasury Obligations Fund Class X - 4.19%			548,156	548,156

Total Money Market Registered Investment Companies			(Cost $ 548,156)	548,156

Total Investments - 101.25%			(Cost $ 21,283,635)	20,514,891

Liabilities in Excess of Other Assets - -1.25%				(253,378)

Total Net Assets - 100.00%				20,261,513

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Chart Industries, Inc., Strike $160.00	11	6/16/2023	176,000	8,492
Wisdom Tree Cloud Computing Fund ETF, Strike $19.00	77	6/16/2023	146,300	54,670
Wisdom Tree Cloud Computing Fund ETF, Strike $20.00	87	3/17/2023	174,000	49,590

Put Options
Celsius Holdings, Inc., Strike $85.00	11	1/19/2024	93,500	19,030
Energy Select Sector SPDR, Strike $80.00	79	1/20/2023	632,000	3,871
Energy Select Sector SPDR, Strike $95.00	11	6/21/2024	104,500	21,835
Energy Select Sector SPDR, Strike $80.00	46	3/17/2023	368,000	11,040

	322		1,694,300	168,528

Common Stock Securities Sold Short - -84.20%

Aircraft - -1.25%
AeroVironment, Inc. (2)			(2,938)	(251,669)

Apparel, Footwear & Acc Design - -1.29%
Hermes International S.C.A. (2)			(169)	(261,368)

Beverages - -1.79%
PepsiCo, Inc.			(2,008)	(362,765)

Bottled & Canned Soft Drinks Carbonated Waters - -1.02%
Celsius Holdings, Inc. (2)			(1,991)	(207,144)

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - -3.31%
Lamb Weston Holdings, Inc.			(2,538)	(226,796)
Lancaster Colony Corp.			(2,252)	(444,319)

				(671,115)

Canned, Fruits, Veg, Preserves, Jams & Jellies - -3.94%
The JM Smucker Company			(5,037)	(798,163)

Communications Equipment, NEC - -2.07%
Iridium Communications, Inc. (2)			(8,169)	(419,887)

Construction Machinery & Equip - -2.32%
Caterpillar Inc. (2)			(1,963)	(470,256)

Deep Sea Foreign Transportation of Freight - -0.47%
Scorpio Tankers Inc.			(1,784)	(95,926)

Farm Machinery & Equipment - -2.02%
Deere & Company			(953)	(408,608)

Finance Services - -1.50%
FactSet Research Systems Inc.			(758)	(304,117)

Fire, Marine & Casualty Insurance - -1.71%
The Progressive Corporation			(2,676)	(347,104)

Food and Kindred Products - -3.92%
Campbell Soup Company (2)			(14,013)	(795,238)

Glass Containers - -0.34%
O-I Glass, Inc. (2)			(4,123)	(68,318)

Grain Mill Products - -7.29%
General Mills, Inc.			(11,522)	(966,119)
Kellogg Company			(1,703)	(121,322)
Post Holdings, Inc. (2)			(4,322)	(390,104)

				(1,477,545)

Industrial Inorganic Chemicals - -3.98%
Air Products & Chemicals, Inc.			(1,302)	(401,355)
Linde PLC (2)			(1,243)	(405,442)

				(806,797)

Insurance Agents, Brokers & Service - -1.66%
Erie Indemnity Company Class A (2)			(1,354)	(336,767)

Investment Advice - -0.10%
Value Line, Inc.			(407)	(20,708)

Motorcycles, Bicycles & Parts - -1.44%
Harley-Davidson, Inc.			(7,034)	(292,614)

Motor Vehicles & Passenger Car Bodies - -0.56%
PACCAR Inc.			(1,142)	(113,024)

Paper Mills - -0.40%
Sylvamo Corporation (2)			(1,663)	(80,805)

Perfumes, Cosmetics & Other Toilet Preparations - -0.75%
e.l.f. Beauty, Inc. (2)			(2,750)	(152,075)

Radiotelephone Communications - -0.27%
T-Mobile US, Inc. (2)			(385)	(53,900)

Railroad Equipment - -2.01%
Westinghouse Air Brake Technologies Corp. (2)			(4,072)	(406,426)

Retail - Auto & Home Supply Stores - -4.31%
AutoZone, Inc. (2)			(177)	(436,514)
O'Reilly Automotive, Inc. (2)			(518)	(437,208)

				(873,722)

Retail-Eating Places - -1.40%
Wingstop Inc.			(2,056)	(282,947)

Retail - Family Clothing Stores - -4.11%
Ross Stores, Inc. (2)			(3,607)	(418,664)
The TJX Companies, Inc. (2)			(5,213)	(414,955)

				(833,619)

Retail-Retail Stores, Nec - -2.10%
Ulta Beauty, Inc. (2)			(906)	(424,977)

Retail - Variety Stores - -1.20%
BJ's Wholesale Club Holdings, Inc. (2)			(1,726)	(114,192)
Dollar General Corporation			(520)	(128,050)

				(242,242)

Rubber & Plastics Footwear - -2.16%
Deckers Outdoor Corporation (2)			(1,096)	(437,479)

Security & Commodity Brokers, Dealers, Exchanges & Services - -0.50%
LPL Financial Holdings, Inc.			(465)	(100,519)

Semiconductors & Related Devices - -0.51%
First Solar, Inc. (2)			(692)	(103,655)

Services-Business Services, Nec - -2.05%
Fair Isaac Corp. (2)			(693)	(414,816)

Services-Computer Integrated Systems Design - -1.68%
Parsons Corporation (2)			(7,340)	(339,475)

Services-Computer Processing & Data Preparation - -1.34%
Automatic Data Processing, Inc.			(1,137)	(271,584)

Services - Computer Programming, Data Processing, Etc. - -0.46%
Aspen Technology, Inc. (2)			(456)	(93,662)

Services-Detective, Guard & Armored Car Services - -0.49%
ADT, Inc.			(10,903)	(98,890)

Services-Home Health Carae Services - -0.63%
Option Care Health, Inc. (2)			(4,256)	(128,063)

Services-Management Consulting Services - -0.77%
Booz Allen Hamilton Holding Corp. (2)			(1,487)	(155,421)

Services-Management Services - -0.28%
Evolent Health, Inc. Class A (2)			(2,014)	(56,553)

Services - To Dwellings & Other Buildings - -1.76%
Rollins, Inc.			(9,775)	(357,179)

Sugar & Confectionery Products - -2.12%
The Hershey Company			(1,852)	(428,868)

Telephone & Telegraph Apparatus - -0.44%
Clearfield, Inc. (2)			(954)	(89,810)

Trucking (No Local) - -1.39%
Landstar System, Inc.			(1,728)	(281,491)

Wholesale-Drugs Proprietaries & Druggists' Sundries - -7.57%
AmerisourceBergen Corp. (2)			(3,400)	(563,414)
McKesson Corporation			(2,587)	(970,435)

				(1,533,849)

Wholesale-Durable Goods - -1.52%
W.W. Grainger, Inc.			(554)	(308,163)

Total Common Stocks Sold Short			(Cost $ -16,647,600)	(17,059,323)

Exchange- Traded Funds Sold Short (5) - -4.07%

Consumer Staples Select Sector SPDR Fund			(285)	(21,247)
Energy Select Sector SPDR Fund			(256)	(22,392)
iShares MSCI India ETF (2)			(15,684)	(654,650)
SPDR Dow Jones Industrial Average ETF Trust			(315)	(104,369)
Utilities Select Sector SPDR Fund			(311)	(21,926)

Total Exchange-Traded Funds			(Cost $ -854,960)	(824,584)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (6)
Level 1 - Quoted Prices			$20,514,891	$0
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$20,514,891	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depository Receipt
(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $9,941,155.85
(4) Variable rate security; the rate shown represents the yield at December 30, 2022.
(5) Exchange-traded fund.